Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Balance Sheet Information
In accordance with ASC 842, the disclosure impact of adoption on the condensed consolidated balance sheet were as follows (in thousands):

Balance Sheet:	Balance at December 31, 2018	Adjustments Due to ASC 842	Balance at January 1, 2019
Other non-current assets	$—	$3,982	$3,982
Accrued liabilities	139	582	721
Other liabilities	1,069	3,400	4,469

Balance sheet information as of March 31, 2019 consists of the following (in thousands):

Operating Lease:	March 31, 2019
Operating lease right-of-use asset in other non-current assets	$3,820
Operating lease liability in accrued liabilities	$712
Operating lease liability in other liabilities	4,285
Total operating lease liabilities	$4,997

Operating Lease Maturities
The following table summarizes the Company’s operating lease maturities as of March 31, 2019 (in thousands):

Period Ending December 31:	Amount
2019	$760
2020	1,037
2021	1,066
2022	1,096
2023	1,127
2024	904
Total lease payments	5,990
Less: imputed interest	(993)
Present value of lease liabilities	$4,997

Minimum Future Lease Payment Previously Disclosed Under ASC 840
Minimum future lease payments previously disclosed under ASC 840 in the Company’s audited consolidated financial statements and the related notes thereto for the year ended December 31, 2018 which are included elsewhere in the Company’s prospectus are as follows (in thousands):

Year Ending December 31:	Total Minimum Lease Payments
2019	$1,002
2020	1,002
2021	1,031
2022	1,044
2023	1,920
$5,999

The aggregate future minimum lease payments as of December 31, 2018 are as follows (in thousands):

Year Ending December 31:	Total Minimum Lease Payments
2019	$1,002
2020	1,002
2021	1,031
2022	1,044
2023 and thereafter	1,920
$5,999